SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 635,912
Other operating expenses	$ 114,088
Foreign currency, Description	Results of operations and cash flows are translated at average exchange rates during the period ($1=6.7473 RMB for the year ended December 31, 2020 and $1=6.9074 RMB for the year ended December 31, 2019), assets and liabilities are translated at the current exchange rate at the end of the period ($1=6.5286 RMB at December 31, 2020 and $1=6.9630 RMB at December 31, 2019), and equity is translated at historical exchange rates.